FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21346

Name of Fund:  BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 05/31/2007

Date of reporting period: 12/01/06 - 02/28/07

Item 1 - Schedule of Investments


BlackRock Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2007                                                                    (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                           Value
New York - 129.7%   $  1,280   Albany County, New York, IDA, IDR (Special Needs Facilities Pooled Program),
                               Series K-1, 5% due 7/01/2026 (a)                                                        $    1,348

                         760   Albany, New York, IDA, Civic Facility Revenue Refunding Bonds (Albany College
                               of Pharmacy Project), Series A, 5.25% due 12/01/2019                                           805

                         695   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint
                               Bonaventure University Project), Series A, 4.90% due 5/01/2016                                 720

                         500   Cattaraugus County, New York, IDA, Civic Facility Revenue Bonds (Saint
                               Bonaventure University Project), Series A, 5% due 5/01/2023                                    522

                         435   Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Saint Francis Hospital),
                               Series B, 7.25% due 3/01/2019                                                                  479

                       2,000   Erie County, New York, IDA, Life Care Community Revenue Bonds (Episcopal Church Home),
                               Series A, 5.875% due 2/01/2018                                                               2,060

                       1,000   Erie County, New York, IDA, Revenue Bonds (Orchard Park CCRC, Inc. Project),
                               Series A, 6% due 11/15/2026                                                                  1,075

                       3,835   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                               5.75% due 5/01/2024 (e)                                                                      4,072

                         500   Essex County, New York, IDA, Environmental Improvement Revenue Bonds (International
                               Paper Company Project), AMT, Series A, 4.60% due 12/01/2030                                    498

                         750   Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds
                               (International Paper Company), AMT, Series A, 5.20% due 12/01/2023                             781

                         750   Greece, New York, Central School District, GO, Refunding, 4% due 6/15/2022 (e)                 748

                       2,000   Hempstead Town, New York, IDA, Resource Recovery Revenue Refunding Bonds (American
                               Refinery-Fuel Co. Project), 5% due 12/01/2010                                                2,054

                       5,000   Long Island Power Authority, New York, Electric System Revenue Refunding Bonds,
                               Series D, 5% due 9/01/2025 (g)                                                               5,396

                       1,615   New York City, New York, City Housing Development Corporation, Presidential Revenue
                               Bonds (The Animal Medical Center), Series A, 5.50% due 12/01/2033                            1,695

                       1,415   New York City, New York, City IDA, Civic Facility Revenue Bonds (PSCH Inc. Project),
                               6.20% due 7/01/2020                                                                          1,513

                       1,160   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds (Special
                               Needs Facilities Pooled Program), Series A-1, 5.15% due 7/01/2015 (a)                        1,246

                       2,000   New York City, New York, City IDA, PILOT, Revenue Bonds (Queens Baseball Stadium
                               Project), 5% due 1/01/2031 (b)                                                               2,156

                       2,400   New York City, New York, City IDA, PILOT, Revenue Bonds (Yankee Stadium Project),
                               5% due 3/01/2031 (d)                                                                         2,582



Portfolio Abbreviations


To simplify the listings of BlackRock Muni New York Intermediate Duration Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT          Alternative Minimum Tax (subject to)
GO           General Obligation Bonds
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PILOT        Payment in Lieu of Taxes



BlackRock Muni New York Intermediate Duration Fund, Inc.


Schedule of Investments as of February 28, 2007 (concluded)                                                        (in Thousands)

                        Face
                      Amount   Municipal Bonds                                                                           Value
New York            $  1,500   New York City, New York, City IDA, Special Facility Revenue Bonds (1990 American
(concluded)                    Airlines Inc. Project), AMT, 5.40% due 7/01/2020                                        $    1,501

                       1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                               Plc Project), AMT, 7.625% due 12/01/2032                                                     1,129

                       1,000   New York City, New York, City IDA, Special Facility Revenue Bonds (Continental
                               Airlines Inc. Project), AMT, 8.375% due 11/01/2016                                           1,118

                       1,000   New York City, New York, City IDA, Special Facility Revenue Refunding Bonds (Terminal
                               One Group Association Project), AMT, 5.50% due 1/01/2024                                     1,094

                       2,095   New York City, New York, GO, Series J, 5.50% due 6/01/2013 (h)                               2,314

                       1,500   New York City, New York, GO, Series J, 5.25% due 5/15/2018 (g)                               1,634

                         905   New York City, New York, GO, Series J, 5.50% due 6/01/2021                                     988

                       1,775   New York City, New York, GO, Sub-Series F-1, 5% due 9/01/2026                                1,889

                         500   New York City, New York, Trust for Cultural Resources Revenue Bonds (Museum of
                               American Folk Art), 6.125% due 7/01/2030 (a)                                                   541

                       2,750   New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel
                               Unit Fee Secured), 5% due 11/15/2024 (b)                                                     2,961

                       1,000   New York State Dormitory Authority, Mental Health Services Facilities Improvement,
                               Revenue Bonds, Series B, 5% due 2/15/2030 (b)                                                1,064

                       1,000   New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Saint
                               Johns University), Series A, 5% due 7/01/2027 (g)                                            1,088

                         330   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2010 (h)              363

                         660   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2010 (h)             728

                         670   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
                               (Mount Sinai-NYU Medical Center Health System), Series A, 6.50% due 7/01/2015                  721

                         340   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                               Bonds (Mount Sinai-NYU Medical Center Health System), Series A, 6.625% due 7/01/2018           367

                       1,130   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                               Bonds (New York University Hospital Center), Series A, 5% due 7/01/2016                      1,180

                       1,500   New York State Dormitory Authority Revenue Bonds (North Shore Long Island Jewish
                               Group), 5% due 5/01/2013                                                                     1,583

                       1,735   New York State Dormitory Authority Revenue Bonds (Winthrop S. Nassau University),
                               5.50% due 7/01/2011                                                                          1,830

                       1,305   New York State Dormitory Authority, Revenue Refunding Bonds (Lenox Hill Hospital
                               Obligation Group), 5.75% due 7/01/2017                                                       1,385

                       1,000   New York State Dormitory Authority, Revenue Refunding Bonds (State University
                               Educational Facilities), Series A, 5.50% due 5/15/2013                                       1,080

                       1,790   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                               (Education), Series F, 5% due 3/15/2030                                                      1,912

                       1,500   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds
                               (Department of Health), Series A, 5% due 7/01/2025 (c)                                       1,601

                         500   New York State Energy Research and Development Authority, Gas Facilities Revenue
                               Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                               2/01/2024 (d)                                                                                  516

                       1,000   New York State Environmental Facilities Corporation, Solid Waste Disposal Revenue
                               Bonds (Waste Management Inc. Project), AMT, Series A, 4.45% due 7/01/2017                    1,002

                       1,185   New York State, HFA, M/F Housing Revenue Bonds (Kensico Terrace Apartments), AMT,
                               Series A, 4.75% due 8/15/2026                                                                1,204

                       2,635   New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, AMT, Series 130,
                               4.75% due 10/01/2030                                                                         2,674

                       1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 133, 4.95% due 10/01/2021                                                             1,036

                       1,000   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 137, 4.70% due 10/01/2031                                                             1,011

                         500   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                               Series 140, 4.65% due 10/01/2026                                                               504

                       2,000   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                               Series C, 5.25% due 12/01/2018                                                               2,154

                         500   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                               due 1/01/2030 (e)                                                                              521

                       2,000   New York State Urban Development Corporation Revenue Bonds, Subordinate Lien,
                               Corporation Purpose, Series A, 5.125% due 7/01/2019                                          2,150

                         365   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The
                               Saratoga Hospital Project), Series A, 4.375% due 12/01/2013 (i)                                376

                         380   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The
                               Saratoga Hospital Project), Series A, 4.50% due 12/01/2014 (i)                                 394

                         395   Saratoga County, New York, IDA Civic Facility Revenue Refunding Bonds (The
                               Saratoga Hospital Project), Series A, 4.50% due 12/01/2015 (i)                                 409

                       1,000   Schenectady, New York, IDA, Civic Facility Revenue Refunding Bonds (Union
                               College Project), 5% due 7/01/2026                                                           1,074

                         800   Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding
                               Bonds (Jeffersons Ferry Project), 4.625% due 11/01/2016                                        816

                       1,000   Tobacco Settlement Financing Corporation of New York, Asset-Backed Revenue Bonds,
                               Series A-1, 5.25% due 6/01/2016                                                              1,046

                       1,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                               5.50% due 6/01/2022                                                                          1,086

                         250   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal
                               at Ithaca), Series A-2, 5.75% due 7/01/2018                                                    255

                       1,000   Tompkins County, New York, IDA, Care Community Revenue Refunding Bonds (Kendal
                               at Ithaca), Series A-2, 6% due 7/01/2024                                                     1,024

                       1,000   Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A, 5%
                               due 11/15/2031                                                                               1,075

                       1,250   Utica, New York, IDA, Civic Facility Revenue Bonds (Utica College Project), Series A,
                               6.875% due 6/01/2009 (h)                                                                     1,343

                         515   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series D-1, 6.80% due 7/01/2019                                    550

                         305   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                               Facilities Pooled Program), Series E-1, 5.50% due 7/01/2007                                    306

                         750   Yonkers, New York, IDA, Revenue Bonds (Sacred Heart Associates, LP Project), AMT,
                               Series A, 4.80% due 10/01/2026                                                                 769


Guam - 3.3%            1,000   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                               Series C, 5.25% due 10/01/2022 (g)                                                           1,044

                       1,000   Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                               Bonds, 6% due 7/01/2025                                                                      1,100


Puerto Rico - 10.2%      750   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                               Bonds, 5% due 5/15/2011                                                                        773

                       1,015   Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding
                               Bonds, 5.375% due 5/15/2033                                                                  1,060

                       1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                               Refunding Bonds, Series K, 5% due 7/01/2030                                                  1,054

                         500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds,
                               Series B, 5% due 7/01/2031                                                                     529

                       1,000   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030              1,088

                       1,000   Puerto Rico Municipal Finance Agency, GO, Series A, 5.25% due 8/01/2025                      1,083

                         900   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                               Series E, 5.70% due 2/01/2010 (h)                                                              951

U.S. Virgin              500   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa
Islands - 2.6%                 Coker Project), AMT, 6.50% due 7/01/2021                                                       565

                       1,000   Virgin Islands Public Finance Authority, Senior Lien Revenue Bonds (Matching Fund
                               Loan Note), Series A, 5.25% due 10/01/2024                                                   1,074

                               Total Municipal Bonds (Cost - $89,028) - 145.8%                                             93,437



                      Shares
                        Held   Short-Term Securities
                         274   CMA New York Municipal Money Fund, 3.10% (f)(j)                                                274

                               Total Short-Term Securities (Cost - $274) - 0.4%                                               274

                               Total Investments (Cost - $89,302*) - 146.2%                                                93,711
                               Other Assets Less Liabilities - 2.2%                                                         1,402
                               Preferred Stock, at Redemption Value - (48.4%)                                            (31,009)
                                                                                                                      -----------
                               Net Assets Applicable to Common Stock - 100.0%                                         $    64,104
                                                                                                                      ===========


  * The cost and unrealized appreciation (depreciation) of investments as of February 28, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                   $       89,302
                                                     ==============
    Gross unrealized appreciation                    $        4,411
    Gross unrealized depreciation                               (2)
                                                     --------------
    Net unrealized appreciation                      $        4,409
                                                     ==============

(a) ACA Insured.

(b) AMBAC Insured.

(c) CIFG Insured.

(d) FGIC Insured.

(e) FSA Insured.

(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net            Dividend
    Affiliate                                   Activity          Income

    CMA New York Municipal Money Fund           (2,067)           $  33

(g) MBIA Insured.

(h) Prerefunded.

(i) Radian Insured.

(j) Represents the current yield as of February 28, 2007.

o Forward interest rate swaps outstanding as of February 28, 2007 were as follows:

                                                  Notional       Unrealized
                                                   Amount       Appreciation

    Pay a fixed rate of 3.547% and receive a floating rate based on 1-week Bond
    Market Association rate

    Broker, JPMorgan Chase
    Expires March 2017                           $   3,750         $   19



Item 2 -  Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Muni New York Intermediate Duration Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  April 23, 2007


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Muni New York Intermediate Duration Fund, Inc.


Date:  April 23, 2007